Available-for-Sale Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Securities

Note 5.   Available-for-Sale Securities

The Company accounts for its available-for-sale securities at their fair value, with changes in fair value, if any, recorded in other comprehensive income. The fair value of available-for-sale securities is determined utilizing Level 1 inputs, as further discussed below.

The following table provides certain information related to available-for-sale debt securities (in thousands):

	As of June 30, 2022
			Unrealized	Unrealized		Estimated
	Cost	Interest	Gains	Losses	Impairment	Fair Value
Available-for-sale securities:
SILK EV Note (a)	$15,000	$902	$4	$(20)	$(15,886)	$—
Equity and debt securities (b)	3,791	—	—	(479)	—	3,312
Total available-for-sale securities	$18,791	$902	$4	$(499)	$(15,886)	$3,312

(a)	Silk EV Convertible Promissory Note

On January 28, 2021, the Company invested $15.0 million in Silk EV via a convertible promissory note. Silk is an Italian engineering and design services company that has recently partnered with FAW to form a new company Silk-FAW to produce fully electric, luxury vehicles for the Chinese and global auto markets.

The principal amount of the convertible promissory note is $15.0 million, is unsecured, bears interest at an annual rate of 6.0%, and the scheduled maturity date was January 28, 2022.

Upon a qualified equity financing, as defined, the outstanding principal and accrued interest convert into equity securities sold in the qualified equity financing at a conversion price equal to the cash price for the equity securities times 0.80.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties.

SILK EV did not remit payment of principal and interest on the scheduled maturity date of January 28, 2022, and the Company has sent a notice of default. The Company determined that the Silk EV note was fully impaired and recorded an impairment loss of $15.8 million recorded in “Asset impairment” in the year ended December 31, 2021.

(b)	Equity and Debt Securities

As of March 31, 2022 the fair value of debt and equity securities was $3.3 million. The equity and debt securities are were classified as a Level 1 financial instrument.

Note 5. Available-for-Sale Securities

The Company accounts for its available-for-sale securities at their fair value, with changes in fair value, if any, recorded in other comprehensive income.

The following table provides certain information related to available-for-sale debt securities (in thousands):

	As of December 31, 2021
			Unrealized	Unrealized		Estimated
	Cost	Interest	Gains	Losses	Impairment	Fair Value
Silk EV Note	$15,000	$833	$4	$(20)	$(15,817)	$—
Total available-for-sale securities	$15,000	$833	$4	$(20)	$(15,817)	$—

Silk EV Convertible Promissory Note

On January 28, 2021, the Company invested $15.0 million in Silk EV via a convertible promissory note. Silk is an Italian engineering and design services company that has recently partnered with FAW to form a new company Silk-FAW to produce fully electric, luxury vehicles for the Chinese and global auto markets.

The principal amount of the convertible promissory note is $15.0 million, is unsecured, bears interest at an annual rate of 6.0%, and the scheduled maturity date is January 28, 2022.

Upon a qualified equity financing, as defined, the outstanding principal and accrued interest convert into equity securities sold in the qualified equity financing at a conversion price equal to the cash price for the equity securities times 0.80.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties.

SILK EV did not remit payment of principal and interest on the scheduled maturity date of January 28, 2022, and the Company has sent a notice of default. The Company determined that the Silk EV note was fully impaired and recorded an impairment loss of $15.8 million recorded in “Asset impairments” in the year ended December 31, 2021.